Note 27 - Financial Instruments and Risks - Transactions Protected by Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Notional	R$ 3,963,100	R$ 5,251,900
Total cost exposure [member]
Statement Line Items [Line Items]
Risk	(11,823,800)	(11,793,200)
Notional	11,630,300	11,607,300
Fair Value Assets	122,200	184,400
Fair Value Liability	(266,400)	(394,200)
Gain (loss) Finance Result	(1,147,100)	(784,400)
Gain (loss) Operational Result	873,500	1,182,800
Gain (loss) Equity	652,900	1,733,600
Commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(2,293,500)	(2,597,000)
Notional	2,100,000	2,411,100
Fair Value Assets	36,800	14,900
Fair Value Liability	(74,800)	(270,600)
Gain (loss) Finance Result	(57,500)	(104,100)
Gain (loss) Operational Result	(197,100)	78,400
Gain (loss) Equity	(108,300)	(160,000)
American dollar risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(9,192,400)	(8,774,300)
Notional	9,192,400	8,774,300
Fair Value Assets	44,300	128,400
Fair Value Liability	(188,600)	(119,900)
Gain (loss) Finance Result	(1,085,400)	(681,500)
Gain (loss) Operational Result	1,132,800	1,080,700
Gain (loss) Equity	795,500	1,796,000
Euro risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(177,600)	(152,400)
Notional	177,600	152,400
Fair Value Assets		2,200
Fair Value Liability	(3,000)	(1,000)
Gain (loss) Finance Result	(3,300)	(3,000)
Gain (loss) Operational Result	(4,300)	4,600
Gain (loss) Equity	(8,800)	2,800
Mexican Pesos risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(160,300)	(269,500)
Notional	160,300	269,500
Fair Value Assets	41,100	38,900
Fair Value Liability		(2,700)
Gain (loss) Finance Result	(900)	4,200
Gain (loss) Operational Result	(57,900)	19,100
Gain (loss) Equity	(25,500)	94,800
Total fixed asset exposure [member]
Statement Line Items [Line Items]
Risk	(816,900)	(890,000)
Notional	816,900	890,000
Fair Value Assets	11,400	23,700
Fair Value Liability	(53,800)	(29,300)
Gain (loss) Finance Result	(279,900)	21,900
Gain (loss) Operational Result	202,400
Gain (loss) Equity	199,900
American Dollar risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Risk	(816,900)	(890,000)
Notional	816,900	890,000
Fair Value Assets	11,400	23,700
Fair Value Liability	(53,800)	(29,100)
Gain (loss) Finance Result	(279,900)	19,300
Gain (loss) Operational Result	202,400
Gain (loss) Equity	199,900
Total expenses exposure [member]
Statement Line Items [Line Items]
Risk	(262,100)	(314,000)
Notional	262,100	314,000
Fair Value Assets	2,200	11,400
Fair Value Liability	(17,300)	(14,200)
Gain (loss) Finance Result	(5,600)	(400)
Gain (loss) Operational Result	4,800	17,700
Gain (loss) Equity	2,700	(600)
Euro risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability		(200)
Gain (loss) Finance Result		2,600
Gain (loss) Operational Result
Gain (loss) Equity
American Dollar risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Risk	(262,100)	(311,800)
Notional	262,100	311,800
Fair Value Assets	2,200	11,400
Fair Value Liability	(17,300)	(14,200)
Gain (loss) Finance Result	(5,600)	(800)
Gain (loss) Operational Result	5,000	18,500
Gain (loss) Equity	2,800
Rupee risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Risk		(2,200)
Notional		2,200
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		400
Gain (loss) Operational Result	(200)	(800)
Gain (loss) Equity	(100)	(600)
Total cash exposure [member]
Statement Line Items [Line Items]
Risk		(15,000)
Notional		15,000
Fair Value Assets		400
Fair Value Liability
Gain (loss) Finance Result	(100)	(347,400)
Gain (loss) Operational Result
Gain (loss) Equity
Interest rate risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Risk		(15,000)
Notional		15,000
Fair Value Assets		100
Fair Value Liability
Gain (loss) Finance Result	(100)	(100)
Gain (loss) Operational Result
Gain (loss) Equity
Total debts exposure [member]
Statement Line Items [Line Items]
Risk	(362,700)	(1,010,600)
Notional		338,200
Fair Value Assets		34,900
Fair Value Liability		(1,100)
Gain (loss) Finance Result	5,900	89,600
Gain (loss) Operational Result
Gain (loss) Equity
American Dollar risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets		300
Fair Value Liability
Gain (loss) Finance Result		(347,300)
Gain (loss) Operational Result
Gain (loss) Equity
American Dollar risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Risk	(114,300)	(672,400)
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result	600	73,200
Gain (loss) Operational Result
Gain (loss) Equity
Interest rate risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Risk	(248,400)	(338,200)
Notional		338,200
Fair Value Assets		34,900
Fair Value Liability		(1,100)
Gain (loss) Finance Result	5,300	16,400
Gain (loss) Operational Result
Gain (loss) Equity
Total equity exposure [member]
Statement Line Items [Line Items]
Risk	(1,873,400)	(1,535,400)
Notional	1,057,800	1,108,400
Fair Value Assets	37,500	100
Fair Value Liability	(17,900)	(243,000)
Gain (loss) Finance Result	161,100	(378,200)
Gain (loss) Operational Result
Gain (loss) Equity
Stock exchange price risk portion of the equity instrument exposure [member]
Statement Line Items [Line Items]
Risk	(1,873,400)	(1,535,400)
Notional	1,057,800	1,108,400
Fair Value Assets	37,500	100
Fair Value Liability	(17,900)	(243,000)
Gain (loss) Finance Result	161,100	(378,200)
Gain (loss) Operational Result
Gain (loss) Equity
Total foreign investments exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		4,300
Gain (loss) Operational Result	(28,500)	(57,000)
Gain (loss) Equity	28,500	7,400
American Dollar risk portion of the foreign investments exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		4,300
Gain (loss) Operational Result	(28,500)	(57,000)
Gain (loss) Equity	28,500	7,400
Total financial risk exposure [member]
Statement Line Items [Line Items]
Risk	(15,138,900)	(15,558,200)
Notional	13,767,100	14,272,900
Fair Value Assets	173,300	254,900
Fair Value Liability	(355,400)	(681,800)
Gain (loss) Finance Result	(1,265,700)	(1,394,600)
Gain (loss) Operational Result	1,052,200	1,143,500
Gain (loss) Equity	R$ 884,000	R$ 1,740,400